OPERATING LEASE COMMITMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory, as well as hardware trading platform as of June 30, 2014 are payable as follows:

Remaining 2014	$122,600

Year ending December 31, 2015	236,684

Year ending December 31, 2016	89,624

Total	$448,908

The total future minimum lease payments under a non-cancellable operating lease with respect to the office and the dormitory as of December 31,2013 are payable as follows:

Year ending December 31, 2014	$193,238

Year ending December 31, 2015	184,726

Year ending December 31, 2016	89,581

Total	$467,545